Income Taxes - Provision for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Current tax expense
Federal							$ 250
State and local							57
Total current tax expense							307
Deferred tax expense
Federal						$ 478	4,929
State and local						136	656
Total deferred tax expense				$ 6,196		614	5,585
Total deferred tax benefit before reversal of valuation allowance						614	5,585
Deferred tax valuation allowance		$ 61,900				(61,859)	(5,585)
Provision (benefit) for income taxes	$ (1,390)		$ 9	$ 7,248	$ (222)	$ (61,245)	$ 307